Trade accounts receivable (10-K) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade accounts receivable [Abstract]
Trade accounts receivable		$ 241	$ 49
Allowance for doubtful accounts	0	0	0
Trade accounts receivable, net	$ 91	$ 241	$ 49